Supplemental Cash Flow information	12 Months Ended
Dec. 31, 2019
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Supplemental Cash Flow information
38    Supplemental Cash Flow information

38.1	Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2019	12.31.2018	12.31.2017
Payments made during the period:
Interest	184.2	200.6	186.4
Income tax and social contribution	42.3	23.3	28.6

Non-cash financing and investing transactions
Property, plant and equipment, transfer to pool parts inventory	—	(29.5)	(21.6)
Write off on Property, plant and equipment by transfer to pool parts inventory	(21.6)	—	—
Property, plant and equipment, transfer for providing for the sale of inventory	(38.5)	(112.7)	(100.8)
Impairment of assets	—	(55.2)	(58.4)
Government grants	—	—	(4.3)